Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2024
Revenue Recognition [Abstract]
Schedule of Revenue from Contracts with Customers

The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:

	For the Six Months Ended June 30,
	2024	2023

Insurance brokerage commissions	$478,143	$979,236
Securities brokerage commissions	363,565	1,688,618
Market making commissions and fees	57,339	1,020,189
Total revenue from contracts with customers	$899,047	$3,688,043

Hong Kong	841,708	2,667,854
Cayman Islands	57,339	1,020,189
	$899,047	$3,688,043

Schedule of Trading Gain (Loss) Breakdown	The following table represents trading gain (loss) breakdown:
	For the Six Months Ended June 30,
	2024	2023

CFD trading gains/(losses)	$299,561	$8,128,247
TRS trading gains/(losses)	430,823	312,327
OTC stock option trading gains/(losses)	4,389,223	(772,841)
Other trading gains/(losses)	6,382	151,086
Total	$5,125,989	$7,818,819
	Trading Revenue For the Six Months Ended June 30,
Line Item in Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)	2024	2023
Trading income	$5,125,989	$7,818,819

Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss)

The following table represents the effect of trading activities on the consolidated statements of operations and comprehensive income (loss):

	Trading Revenue For the Six Months Ended June 30,
Type of Instrument	2024	2023
Foreign Currency	$594	$-
Stock Indices	641,562	9,091,210
Commodities	(342,595)	(962,963)
Equity	4,826,428	(309,428)
	$5,125,989	$7,818,819